VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CAPITAL LEASES, NET [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
16.           VESSELS UNDER CAPITAL LEASES, NET

(in thousands of $)	2011	2010
Cost	600,395	599,671
Accumulated depreciation and amortization	(98,491)	(84,005)
Net book value	501,904	515,666

As of December 31, 2011 and 2010, the Company operated three vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005, as described in note 24.

Drydocking costs of $9.9 million and $9.1 million are included in the cost amounts above as of December 31, 2011 and 2010, respectively.  Accumulated amortization of those costs at December 31, 2011 and 2010 were $4.9 million and $5.2 million respectively.

Depreciation and amortization expense for vessels under capital leases for the years ended December 31, 2011, 2010 and 2009 was $16.6 million, $16.1 million and $45.9 million, respectively.